SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Deferred tax assets		¥ 66,408
Deferred tax assets	$ 1,124	182,756	¥ 66,408
Deferred tax liability (asset) at beginning of period		66,408	25,007	¥ 21,818
(Charged)/ credited to profit or loss		116,348	41,401	3,189
Deferred tax liability (asset) at end of period	1,124	182,756	66,408	25,007
Deferred tax asset [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		505,131	568,059	599,611
Total deferred tax assets, (Charged)/ credited to profit or loss		69,724	(62,928)	(31,552)
Deferred tax assets	3,535	574,855	505,131	568,059
Deferred tax asset [member] | Expected credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		32,155	22,044	22,357
Total deferred tax assets, (Charged)/ credited to profit or loss		56,778	10,111	(313)
Deferred tax assets	548	88,933	32,155	22,044
Deferred tax asset [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		431,301	539,807	571,237
Total deferred tax assets, (Charged)/ credited to profit or loss		(44,371)	(108,506)	(31,430)
Deferred tax assets	2,379	386,930	431,301	539,807
Deferred tax asset [member] | Net operating loss carry forwards [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		41,525
Total deferred tax assets, (Charged)/ credited to profit or loss		42,605	41,525
Deferred tax assets	517	84,130	41,525
Deferred tax asset [member] | Provisions for asset retirement obligations tax assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		150	6,208	6,017
Total deferred tax assets, (Charged)/ credited to profit or loss		(150)	(6,058)	191
Deferred tax assets			150	6,208
Deferred tax asset [member] | Fair value change on financial assets at fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Total deferred tax assets, (Charged)/ credited to profit or loss		14,862
Deferred tax assets	91	14,862
Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		438,723	543,052	577,793
Total deferred tax liabilities, (Charged)/ credited to profit or loss		(46,624)	(104,329)	(34,741)
Deferred tax liabilities	2,411	392,099	438,723	543,052
Deferred tax liabilities [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		330,591	439,890	499,225
Total deferred tax liabilities, (Charged)/ credited to profit or loss		(31,485)	(109,299)	(59,335)
Deferred tax liabilities	1,839	299,106	330,591	439,890
Deferred tax liabilities [member] | Investment in sublease [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		108,132	103,162	78,568
Total deferred tax liabilities, (Charged)/ credited to profit or loss		(15,139)	4,970	24,594
Deferred tax liabilities	$ 572	¥ 92,993	¥ 108,132	¥ 103,162